Portfolio of Investments
Columbia High Yield Bond Fund, February 29, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 93.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.5%
Bombardier, Inc.(a)
03/15/2025	7.500%	1,575,000	1,556,693
04/15/2027	7.875%	2,507,000	2,488,151
Moog, Inc.(a)
12/15/2027	4.250%	1,874,000	1,906,419
TransDigm, Inc.(a)
03/15/2026	6.250%	12,540,000	13,284,658
11/15/2027	5.500%	6,477,000	6,468,712
TransDigm, Inc.
06/15/2026	6.375%	8,153,000	8,380,893
Total			34,085,526
Automotive 0.4%
IAA Spinco, Inc.(a)
06/15/2027	5.500%	781,000	826,394
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	2,146,000	2,203,488
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	2,369,000	2,410,270
Total			5,440,152
Brokerage/Asset Managers/Exchanges 0.9%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	2,185,000	2,301,050
AG Issuer LLC(a)
03/01/2028	6.250%	1,479,000	1,468,092
LPL Holdings, Inc.(a)
09/15/2025	5.750%	186,000	194,081
Subordinated
11/15/2027	4.625%	2,816,000	2,861,737
NFP Corp.(a)
07/15/2025	6.875%	6,349,000	6,366,514
Total			13,191,474
Building Materials 1.2%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	5,833,000	5,692,885
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	4,289,000	4,162,907
11/15/2026	4.500%	2,198,000	2,178,834
Core & Main LP(a)
08/15/2025	6.125%	5,047,000	5,116,455
Total			17,151,081
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 8.5%
CCO Holdings LLC/Capital Corp.(a)
05/01/2026	5.500%	3,194,000	3,330,260
05/01/2027	5.875%	1,954,000	2,033,364
06/01/2029	5.375%	7,548,000	8,044,192
03/01/2030	4.750%	8,258,000	8,488,015
08/15/2030	4.500%	972,000	985,997
CSC Holdings LLC(a)
10/15/2025	10.875%	3,146,000	3,451,848
02/01/2028	5.375%	4,462,000	4,645,359
02/01/2029	6.500%	17,222,000	19,045,301
01/15/2030	5.750%	5,186,000	5,484,000
DISH DBS Corp.
07/01/2026	7.750%	16,281,000	17,509,958
Intelsat Jackson Holdings SA
08/01/2023	5.500%	2,390,000	2,057,882
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	3,618,000	3,125,248
Intelsat Luxembourg SA
06/01/2023	8.125%	3,144,000	1,329,142
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	1,537,000	1,546,340
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	1,702,000	1,754,334
04/15/2025	5.375%	3,483,000	3,582,264
Viasat, Inc.(a)
04/15/2027	5.625%	1,411,000	1,435,270
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	7,907,000	8,124,904
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	1,214,000	1,210,246
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	9,914,000	10,446,482
Ziggo BV(a)
01/15/2027	5.500%	8,398,000	8,658,282
01/15/2030	4.875%	1,451,000	1,506,850
Total			117,795,538
Chemicals 3.9%
Alpha 2 BV(a),(b)
06/01/2023	8.750%	4,600,000	4,658,591
Angus Chemical Co.(a)
02/15/2023	8.750%	4,470,000	4,474,668
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	4,581,000	4,699,711
Columbia High Yield Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 29, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	3,649,000	3,702,452
CF Industries, Inc.
03/15/2034	5.150%	1,083,000	1,218,645
03/15/2044	5.375%	562,000	630,522
Chemours Co. (The)
05/15/2027	5.375%	859,000	752,682
INEOS Group Holdings SA(a)
08/01/2024	5.625%	1,932,000	1,940,353
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	2,764,000	2,868,089
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	6,987,000	7,043,982
PQ Corp.(a)
11/15/2022	6.750%	7,780,000	7,947,884
12/15/2025	5.750%	4,343,000	4,536,408
SPCM SA(a)
09/15/2025	4.875%	3,211,000	3,281,478
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	6,755,000	6,709,349
Total			54,464,814
Construction Machinery 1.2%
H&E Equipment Services, Inc.
09/01/2025	5.625%	4,682,000	4,865,458
Herc Holdings, Inc.(a)
07/15/2027	5.500%	2,032,000	2,111,853
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	3,058,000	3,157,619
United Rentals North America, Inc.
09/15/2026	5.875%	2,512,000	2,649,250
12/15/2026	6.500%	3,826,000	4,087,024
Total			16,871,204
Consumer Cyclical Services 2.3%
APX Group, Inc.
12/01/2020	8.750%	1,439,000	1,440,092
12/01/2022	7.875%	5,121,000	5,193,526
09/01/2023	7.625%	5,539,000	5,293,822
APX Group, Inc.(a)
11/01/2024	8.500%	5,211,000	5,527,088
frontdoor, Inc.(a)
08/15/2026	6.750%	1,378,000	1,512,702
Match Group, Inc.
06/01/2024	6.375%	3,938,000	4,088,975
Match Group, Inc.(a)
12/15/2027	5.000%	206,000	215,177
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prime Security Services Borrower LLC/Finance, Inc.(a)
04/15/2026	5.750%	3,035,000	3,186,109
Staples, Inc.(a)
04/15/2026	7.500%	964,000	964,462
04/15/2027	10.750%	750,000	718,205
Uber Technologies, Inc.(a)
11/01/2023	7.500%	4,114,000	4,298,619
Total			32,438,777
Consumer Products 2.0%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	1,647,000	1,733,860
01/15/2027	7.750%	2,966,000	3,260,631
Mattel, Inc.(a)
12/15/2027	5.875%	2,735,000	2,858,010
Mattel, Inc.
11/01/2041	5.450%	2,614,000	2,440,777
Prestige Brands, Inc.(a)
03/01/2024	6.375%	6,212,000	6,417,033
01/15/2028	5.125%	1,428,000	1,473,619
Scotts Miracle-Gro Co. (The)(a)
10/15/2029	4.500%	1,837,000	1,906,452
Spectrum Brands, Inc.
07/15/2025	5.750%	2,076,000	2,130,904
Valvoline, Inc.
07/15/2024	5.500%	3,434,000	3,575,972
Valvoline, Inc.(a)
02/15/2030	4.250%	2,077,000	2,051,869
Total			27,849,127
Diversified Manufacturing 1.0%
CFX Escrow Corp.(a)
02/15/2024	6.000%	959,000	996,070
02/15/2026	6.375%	1,151,000	1,240,516
Gates Global LLC/Co.(a)
01/15/2026	6.250%	3,000,000	3,043,611
MTS Systems Corp.(a)
08/15/2027	5.750%	792,000	812,128
Resideo Funding, Inc.(a)
11/01/2026	6.125%	4,096,000	4,000,701
SPX FLOW, Inc.(a)
08/15/2024	5.625%	924,000	955,577
Welbilt, Inc.
02/15/2024	9.500%	1,206,000	1,272,076
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	1,026,000	1,073,977
Total			13,394,656

2	Columbia High Yield Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 29, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 4.8%
AES Corp. (The)
05/15/2026	6.000%	4,759,000	4,897,025
09/01/2027	5.125%	4,022,000	4,186,870
Calpine Corp.
02/01/2024	5.500%	2,124,000	2,096,115
Calpine Corp.(a)
06/01/2026	5.250%	2,670,000	2,605,358
02/15/2028	4.500%	3,178,000	3,046,623
03/15/2028	5.125%	3,833,000	3,613,327
Clearway Energy Operating LLC
10/15/2025	5.750%	3,290,000	3,405,322
09/15/2026	5.000%	4,123,000	4,271,999
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	2,120,000	2,170,553
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	2,150,000	2,193,290
09/15/2027	4.500%	10,256,000	10,720,644
NRG Energy, Inc.
01/15/2027	6.625%	2,858,000	2,979,505
01/15/2028	5.750%	179,000	186,941
NRG Energy, Inc.(a)
06/15/2029	5.250%	6,574,000	6,849,682
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	2,127,000	2,175,216
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	2,218,000	2,389,925
01/15/2030	4.750%	2,786,000	2,877,435
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	2,638,000	2,703,570
07/31/2027	5.000%	3,466,000	3,505,674
Total			66,875,074
Environmental 0.8%
GFL Environmental, Inc.(a)
05/01/2022	5.625%	2,234,000	2,270,365
03/01/2023	5.375%	1,050,000	1,067,433
12/15/2026	5.125%	1,729,000	1,789,616
05/01/2027	8.500%	3,182,000	3,448,920
Hulk Finance Corp.(a)
06/01/2026	7.000%	2,772,000	2,913,110
Total			11,489,444
Finance Companies 2.7%
Global Aircraft Leasing Co., Ltd.(a),(b)
09/15/2024	6.500%	5,379,000	5,305,367
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Corp.
07/26/2021	6.625%	4,512,000	4,650,846
01/25/2022	7.250%	2,868,000	3,006,244
06/15/2022	6.500%	3,348,000	3,456,514
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	5,305,000	5,348,518
Quicken Loans, Inc.(a)
05/01/2025	5.750%	9,555,000	9,803,695
Springleaf Finance Corp.
03/15/2023	5.625%	2,868,000	3,010,364
03/15/2024	6.125%	3,276,000	3,456,577
Total			38,038,125
Food and Beverage 2.7%
B&G Foods, Inc.
04/01/2025	5.250%	1,005,000	995,684
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	4,130,000	3,724,274
Kraft Heinz Foods Co. (The)
06/04/2042	5.000%	2,365,000	2,367,316
06/01/2046	4.375%	3,056,000	2,823,988
Kraft Heinz Foods Co. (The)(a)
10/01/2049	4.875%	1,739,000	1,719,235
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	2,055,000	2,138,560
11/01/2026	4.875%	2,498,000	2,596,508
Performance Food Group, Inc.(a)
10/15/2027	5.500%	1,397,000	1,473,694
Post Holdings, Inc.(a)
03/01/2025	5.500%	2,369,000	2,466,721
08/15/2026	5.000%	3,529,000	3,633,435
03/01/2027	5.750%	6,972,000	7,276,716
04/15/2030	4.625%	6,433,000	6,335,406
Total			37,551,537
Gaming 3.8%
Boyd Gaming Corp.(a)
12/01/2027	4.750%	2,649,000	2,620,059
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	2,190,000	2,170,305
Eldorado Resorts, Inc.
04/01/2025	6.000%	5,035,000	5,262,995
09/15/2026	6.000%	2,650,000	2,878,951
International Game Technology PLC(a)
02/15/2022	6.250%	5,709,000	5,880,639
02/15/2025	6.500%	2,515,000	2,722,432
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	2,126,000	2,302,135
02/01/2027	5.750%	1,906,000	2,078,311

Columbia High Yield Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 29, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.(a)
10/15/2025	5.000%	5,966,000	5,979,764
03/15/2026	8.250%	4,812,000	4,923,148
05/15/2028	7.000%	1,392,000	1,347,737
11/15/2029	7.250%	1,394,000	1,359,624
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	2,382,000	2,409,229
02/15/2027	3.750%	3,232,000	3,210,524
12/01/2029	4.625%	1,908,000	1,973,077
08/15/2030	4.125%	3,231,000	3,235,589
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	3,017,000	2,959,058
Total			53,313,577
Health Care 5.5%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	3,156,000	3,171,991
02/15/2023	5.625%	1,690,000	1,702,403
03/01/2024	6.500%	418,000	431,664
Avantor, Inc.(a)
10/01/2025	9.000%	4,578,000	5,002,945
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	5,570,000	5,637,568
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	1,689,000	1,779,232
05/01/2028	4.250%	1,072,000	1,091,608
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	3,339,000	3,313,211
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	3,265,000	3,330,949
Encompass Health Corp.
02/01/2028	4.500%	1,294,000	1,311,746
HCA, Inc.
02/01/2025	5.375%	2,498,000	2,760,471
09/01/2028	5.625%	5,109,000	5,797,540
02/01/2029	5.875%	2,357,000	2,728,694
09/01/2030	3.500%	1,304,000	1,278,106
Hologic, Inc.(a)
10/15/2025	4.375%	5,368,000	5,471,103
02/01/2028	4.625%	1,613,000	1,694,639
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	2,970,000	2,762,130
Ortho-Clinical Diagnostics, Inc./SA(a)
02/01/2028	7.250%	889,000	873,205
Select Medical Corp.(a)
08/15/2026	6.250%	4,339,000	4,632,195
Surgery Center Holdings, Inc.(a)
04/15/2027	10.000%	1,506,000	1,664,549
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teleflex, Inc.
11/15/2027	4.625%	3,130,000	3,287,691
Tenet Healthcare Corp.
08/01/2025	7.000%	3,939,000	4,055,659
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	2,829,000	2,966,537
11/01/2027	5.125%	8,881,000	9,223,917
Total			75,969,753
Healthcare Insurance 1.3%
Centene Corp.(a)
12/15/2027	4.250%	5,637,000	5,812,206
12/15/2029	4.625%	7,340,000	7,854,020
02/15/2030	3.375%	4,226,000	4,223,722
Total			17,889,948
Home Construction 1.5%
Lennar Corp.
11/15/2024	5.875%	5,630,000	6,156,752
06/01/2026	5.250%	2,127,000	2,344,865
06/15/2027	5.000%	1,578,000	1,758,923
Meritage Homes Corp.
04/01/2022	7.000%	2,106,000	2,298,688
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	1,563,000	1,562,740
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	2,300,000	2,474,062
03/01/2024	5.625%	2,745,000	2,963,887
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	1,480,000	1,606,524
Total			21,166,441
Independent Energy 5.5%
Callon Petroleum Co.
10/01/2024	6.125%	1,724,000	1,374,943
07/01/2026	6.375%	8,861,000	6,898,031
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	474,000	401,920
Centennial Resource Production LLC(a)
01/15/2026	5.375%	2,854,000	2,480,890
04/01/2027	6.875%	3,194,000	2,866,039
Chesapeake Energy Corp.(a)
01/01/2025	11.500%	690,000	392,531
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	11,475,000	11,040,340
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	2,625,000	2,579,154

4	Columbia High Yield Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 29, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co.(a)
10/01/2025	5.750%	3,358,000	2,708,377
11/01/2028	6.250%	2,754,000	2,006,172
Jagged Peak Energy LLC
05/01/2026	5.875%	4,575,000	4,567,683
Matador Resources Co.
09/15/2026	5.875%	7,181,000	6,425,810
Parsley Energy LLC/Finance Corp.(a)
10/15/2027	5.625%	5,840,000	5,787,752
02/15/2028	4.125%	2,605,000	2,441,717
QEP Resources, Inc.
03/01/2026	5.625%	2,949,000	2,361,063
SM Energy Co.
06/01/2025	5.625%	1,555,000	1,210,928
09/15/2026	6.750%	4,953,000	3,924,768
01/15/2027	6.625%	2,981,000	2,311,852
WPX Energy, Inc.
09/15/2024	5.250%	6,175,000	6,179,286
01/15/2030	4.500%	8,591,000	8,195,724
Total			76,154,980
Leisure 0.6%
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	3,002,000	3,057,837
10/15/2027	4.750%	1,386,000	1,392,878
Viking Cruises Ltd.(a)
09/15/2027	5.875%	4,930,000	4,389,720
Total			8,840,435
Media and Entertainment 4.6%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	7,423,000	7,904,098
08/15/2027	5.125%	4,457,000	4,465,843
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	3,132,000	2,889,340
08/15/2027	6.625%	711,000	573,248
iHeartCommunications, Inc.
05/01/2026	6.375%	2,103,583	2,262,826
05/01/2027	8.375%	10,716,817	11,642,301
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	1,118,000	1,154,224
01/15/2028	4.750%	2,513,000	2,507,833
Lamar Media Corp.(a)
02/15/2028	3.750%	1,379,000	1,384,146
Netflix, Inc.
04/15/2028	4.875%	7,615,000	8,029,749
11/15/2028	5.875%	3,363,000	3,785,764
05/15/2029	6.375%	452,000	518,446
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.(a)
11/15/2029	5.375%	2,472,000	2,688,668
06/15/2030	4.875%	3,253,000	3,410,340
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	1,042,000	1,074,575
03/15/2030	4.625%	3,721,000	3,736,848
TEGNA, Inc.(a)
09/15/2029	5.000%	3,236,000	3,194,046
Terrier Media Buyer, Inc.(a)
12/15/2027	8.875%	677,000	671,956
Twitter, Inc.(a)
12/15/2027	3.875%	2,120,000	2,164,887
Total			64,059,138
Metals and Mining 4.2%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	2,545,000	2,619,514
09/30/2026	7.000%	1,675,000	1,772,738
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	1,982,000	2,004,985
Constellium NV(a)
03/01/2025	6.625%	3,870,000	3,948,073
02/15/2026	5.875%	9,260,000	9,412,227
Freeport-McMoRan, Inc.
09/01/2029	5.250%	3,692,000	3,709,565
03/15/2043	5.450%	9,458,000	9,183,080
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	3,617,000	3,647,166
01/15/2025	7.625%	8,345,000	8,063,732
Novelis Corp.(a)
09/30/2026	5.875%	9,483,000	9,795,454
01/30/2030	4.750%	4,257,000	4,174,404
Total			58,330,938
Midstream 6.6%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	2,247,000	1,538,642
Cheniere Energy Partners LP
10/01/2026	5.625%	4,907,000	4,929,714
Cheniere Energy Partners LP(a)
10/01/2029	4.500%	3,930,000	3,760,865
DCP Midstream Operating LP
05/15/2029	5.125%	2,842,000	2,780,292
04/01/2044	5.600%	12,095,000	11,367,788
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	4,005,000	4,063,272
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	396,000	333,705
02/01/2028	7.750%	1,684,000	1,449,606

Columbia High Yield Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 29, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	3,523,000	3,547,975
NuStar Logistics LP
06/01/2026	6.000%	1,704,000	1,762,597
04/28/2027	5.625%	5,741,000	5,832,077
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	2,459,000	2,423,971
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	6,716,000	6,265,082
Sunoco LP/Finance Corp.
01/15/2023	4.875%	1,880,000	1,876,752
02/15/2026	5.500%	5,676,000	5,734,696
Tallgrass Energy Partners LP/Finance Corp.(a)
03/01/2027	6.000%	2,479,000	2,366,564
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	1,405,000	1,409,550
01/15/2028	5.000%	12,578,000	12,430,261
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%	6,463,000	6,405,131
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	5,106,000	5,072,820
Western Midstream Operating LP
03/01/2028	4.500%	6,079,000	6,044,925
Total			91,396,285
Oil Field Services 1.7%
Apergy Corp.
05/01/2026	6.375%	5,650,000	5,911,844
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	1,962,000	1,890,907
Nabors Industries Ltd.(a)
01/15/2026	7.250%	1,715,000	1,564,534
01/15/2028	7.500%	1,299,000	1,238,765
Nabors Industries, Inc.
02/01/2025	5.750%	5,031,000	3,606,115
SESI LLC
09/15/2024	7.750%	1,406,000	679,377
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	6,769,000	6,549,008
Transocean, Inc.(a)
02/01/2027	8.000%	1,467,000	1,218,175
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	1,178,000	1,151,357
Total			23,810,082
Packaging 3.1%
ARD Finance SA(a),(b)
06/30/2027	6.500%	1,856,000	1,873,596
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	8,830,000	9,206,765
08/15/2026	4.125%	2,762,000	2,777,187
08/15/2027	5.250%	1,403,000	1,426,674
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	1,088,000	1,113,588
Berry Global, Inc.
07/15/2023	5.125%	5,060,000	5,063,730
BWAY Holding Co.(a)
04/15/2024	5.500%	3,523,000	3,500,170
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	2,750,000	2,794,156
Novolex(a)
01/15/2025	6.875%	1,763,000	1,731,472
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	9,060,000	9,247,809
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	2,465,000	2,556,498
08/15/2027	8.500%	1,396,000	1,475,739
Total			42,767,384
Pharmaceuticals 3.0%
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	5,575,000	5,685,299
12/15/2025	9.000%	2,881,000	3,212,031
04/01/2026	9.250%	4,619,000	5,170,573
01/31/2027	8.500%	4,595,000	5,053,831
01/30/2028	5.000%	1,926,000	1,903,394
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	3,073,000	3,169,162
07/15/2027	5.000%	727,000	759,243
Endo Dac/Finance LLC/Finco, Inc.(a)
07/15/2023	6.000%	3,135,000	2,495,826
Endo Dac/Finance LLC/Finco, Inc.(a),(c)
02/01/2025	6.000%	2,510,000	1,931,310
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	7,606,000	7,848,479
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	3,665,000	3,867,631
Total			41,096,779
Property & Casualty 0.7%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	3,164,000	3,159,424
HUB International Ltd.(a)
05/01/2026	7.000%	5,040,000	5,106,964

6	Columbia High Yield Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 29, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USI, Inc.(a)
05/01/2025	6.875%	1,503,000	1,500,286
Total			9,766,674
Restaurants 0.5%
IRB Holding Corp.(a)
02/15/2026	6.750%	6,967,000	6,915,751
Retailers 1.2%
Asbury Automotive Group, Inc.(a)
03/01/2028	4.500%	522,000	523,811
L Brands, Inc.
02/01/2028	5.250%	1,472,000	1,428,749
06/15/2029	7.500%	848,000	899,796
11/01/2035	6.875%	3,317,000	3,377,165
PetSmart, Inc.(a)
03/15/2023	7.125%	5,658,000	5,523,585
06/01/2025	5.875%	4,496,000	4,524,613
Total			16,277,719
Supermarkets 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	1,589,000	1,645,923
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
03/15/2026	7.500%	1,874,000	2,080,661
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	3,021,000	2,978,623
02/15/2030	4.875%	1,591,000	1,591,000
Total			8,296,207
Technology 5.3%
Alliance Data Systems Corp.(a)
12/15/2024	4.750%	3,686,000	3,633,407
Ascend Learning LLC(a)
08/01/2025	6.875%	2,873,000	2,981,251
08/01/2025	6.875%	2,691,000	2,807,211
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	788,000	792,225
Camelot Finance SA(a)
11/01/2026	4.500%	2,158,000	2,171,393
CDK Global, Inc.
06/01/2027	4.875%	2,037,000	2,100,601
CommScope Technologies LLC(a)
06/15/2025	6.000%	4,029,000	3,740,180
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	1,096,000	1,126,148
Gartner, Inc.(a)
04/01/2025	5.125%	7,077,000	7,314,843
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%	3,340,000	3,572,343
Iron Mountain, Inc.
08/15/2024	5.750%	5,392,000	5,434,414
NCR Corp.
07/15/2022	5.000%	4,762,000	4,785,532
12/15/2023	6.375%	5,954,000	6,087,935
Plantronics, Inc.(a)
05/31/2023	5.500%	3,745,000	3,414,029
PTC, Inc.(a)
02/15/2025	3.625%	723,000	724,667
02/15/2028	4.000%	1,043,000	1,040,245
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	7,397,000	7,651,685
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%	5,686,000	6,277,707
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	2,645,000	2,795,889
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	1,176,000	1,173,750
Verscend Escrow Corp.(a)
08/15/2026	9.750%	3,909,000	4,260,837
Total			73,886,292
Transportation Services 1.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	2,799,000	2,833,112
Hertz Corp. (The)(a)
06/01/2022	7.625%	2,215,000	2,232,126
10/15/2024	5.500%	1,917,000	1,839,285
08/01/2026	7.125%	2,494,000	2,464,260
01/15/2028	6.000%	7,579,000	7,006,088
XPO Logistics, Inc.(a)
06/15/2022	6.500%	2,314,000	2,320,607
Total			18,695,478
Wireless 5.5%
Altice France SA(a)
05/01/2026	7.375%	10,190,000	10,735,148
02/01/2027	8.125%	3,670,000	4,006,281
01/15/2028	5.500%	4,180,000	4,185,931
SBA Communications Corp.
09/01/2024	4.875%	10,899,000	11,203,568
SBA Communications Corp.(a)
02/15/2027	3.875%	2,486,000	2,538,806
Sprint Capital Corp.
11/15/2028	6.875%	8,231,000	9,807,707
03/15/2032	8.750%	1,557,000	2,163,371

Columbia High Yield Bond Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 29, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Corp.
03/01/2026	7.625%	5,016,000	5,920,689
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	10,824,000	11,411,266
02/01/2026	4.500%	2,703,000	2,749,982
02/01/2028	4.750%	3,381,000	3,527,096
Ypso Finance Bis SA(a)
05/15/2027	10.500%	4,123,000	4,673,833
02/15/2028	6.000%	3,100,000	2,976,745
Total			75,900,423
Wirelines 2.3%
CenturyLink, Inc.
06/15/2021	6.450%	2,259,000	2,342,187
04/01/2024	7.500%	7,238,000	8,088,331
CenturyLink, Inc.(a)
12/15/2026	5.125%	7,505,000	7,572,230
02/15/2027	4.000%	1,570,000	1,581,152
Front Range BidCo, Inc.(a),(d)
03/01/2027	4.000%	4,963,000	4,837,166
03/01/2028	6.125%	3,961,000	3,911,410
Frontier Communications Corp.(a)
04/01/2026	8.500%	1,680,000	1,707,045
Telecom Italia Capital SA
09/30/2034	6.000%	1,454,000	1,628,039
Total			31,667,560
Total Corporate Bonds & Notes (Cost $1,290,497,474)			1,302,838,373

Foreign Government Obligations(e) 0.2%

Canada 0.2%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	2,885,000	2,743,720
Total Foreign Government Obligations (Cost $2,989,996)			2,743,720

Senior Loans 2.9%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.1%
Vertiv Group Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/30/2023	7.750%	1,215,470	1,207,873
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.3%
Ellie Mae, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 04/17/2026	5.695%	4,149,600	4,100,344
Food and Beverage 0.7%
8th Avenue Food & Provisions, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.403%	3,161,318	3,144,183
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	9.403%	3,441,442	3,338,199
BellRing Brands LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.603%	2,597,000	2,609,985
Froneri International PLC(f),(g)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	7.353%	567,000	565,583
Total			9,657,950
Metals and Mining 0.5%
Big River Steel LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	6.945%	7,014,206	7,001,090
Restaurants 0.3%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	4.379%	4,576,068	4,450,226
Technology 1.0%
Applied Systems, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 09/19/2024	5.195%	1,765,860	1,743,346
Ascend Learning LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.603%	2,318,585	2,301,195

8	Columbia High Yield Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 29, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(f),(g)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	4.853%	3,158,122	3,116,025
Informatica LLC(f),(h)
2nd Lien Term Loan
02/25/2025		1,380,000	1,386,900
Project Alpha Intermediate Holding, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/26/2024	5.380%	476,104	468,962
3-month USD LIBOR + 4.250% 04/26/2024	6.130%	2,534,889	2,512,709
Ultimate Software Group, Inc. (The)(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	5.353%	1,887,270	1,878,890
Total			13,408,027
Total Senior Loans (Cost $40,034,602)			39,825,510
Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.641%(i),(j)	12,957,368	12,957,368
Total Money Market Funds (Cost $12,957,368)		12,957,368
Total Investments in Securities (Cost: $1,346,479,440)		1,358,364,971
Other Assets & Liabilities, Net		31,381,858
Net Assets		1,389,746,829

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 29, 2020, the total value of these securities amounted to $885,259,295, which represents 63.70% of total net assets.
(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 29, 2020.
(d)	Represents a security purchased on a when-issued basis.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	The stated interest rate represents the weighted average interest rate at February 29, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(g)	Variable rate security. The interest rate shown was the current rate as of February 29, 2020.
(h)	Represents a security purchased on a forward commitment basis.
(i)	The rate shown is the seven-day current annualized yield at February 29, 2020.
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.641%
	61,632,087	443,194,830	(491,869,549)	12,957,368	662	2,442	943,109	12,957,368
Columbia High Yield Bond Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, February 29, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia High Yield Bond Fund | Quarterly Report 2020